Subsidiaries and Associates	12 Months Ended
Mar. 31, 2026
Interests In Other Entities [Abstract]
Subsidiaries and Associates	Subsidiaries and Associates
The number of consolidated subsidiaries decreased by 4 in the year ended March 31, 2026, primarily due to liquidations and mergers to reorganize capital in subsidiaries. The number of associates accounted for using the equity method decreased by 5 primarily due to divestitures and liquidations.
The following is a listing of the Company’s consolidated subsidiaries (including partnerships): 154 subsidiaries as of March 31, 2026

Company name	Country	Ownership of Voting Rights (%)
Takeda Argentina S.A.	Argentina	100.0%
Takeda Austria GmbH	Austria	100.0%
Takeda Manufacturing Austria AG	Austria	100.0%
Baxalta Innovations GmbH	Austria	100.0%
Baxalta Belgium Manufacturing S.A.	Belgium	100.0%
Takeda Distribuidora Ltda.	Brazil	100.0%
Takeda Pharma Ltda.	Brazil	100.0%
Takeda Canada Inc.	Canada	100.0%
Takeda (China) Holdings Co., Ltd.	China	100.0%
Takeda (China) International Trading Co., Ltd.	China	100.0%
Tianjin Takeda Pharmaceuticals Co., Ltd.	China	100.0%
Takeda APAC Biopharmaceutical Research and Development Co., Ltd.	China	100.0%
Takeda France S.A.S.	France	100.0%
Takeda GmbH	Germany	100.0%
Takeda Ireland Limited	Ireland	100.0%
Shire Acquisitions Investments Ireland Designated Activity Company	Ireland	100.0%
Shire Ireland Finance Trading Limited	Ireland	100.0%
Takeda Italia S.p.A.	Italy	100.0%
Takeda Pharmaceuticals Korea Co., Ltd.	Korea	100.0%
Takeda Mexico S.A.de C.V.	Mexico	100.0%
Takeda Nederland B.V.	Netherlands	100.0%
Takeda Pharmaceuticals Limited Liability Company	Russia	100.0%
Takeda Manufacturing Singapore Pte. Ltd.	Singapore	100.0%
Takeda Farmaceutica Espana S.A.	Spain	100.0%
Takeda Pharma AB	Sweden	100.0%
Takeda Pharmaceuticals International AG	Switzerland	100.0%
Baxalta Manufacturing S.à r.l.	Switzerland	100.0%
Takeda Pharma AG	Switzerland	100.0%
Takeda UK Limited	United Kingdom	100.0%
Takeda Pharmaceuticals U.S.A., Inc.	U.S.	100.0%
Takeda Pharmaceuticals America, Inc.	U.S.	100.0%
Takeda Vaccines, Inc.	U.S.	100.0%
Takeda Development Center Americas, Inc.	U.S.	100.0%
Baxalta Incorporated	U.S.	100.0%
Dyax Corp.	U.S.	100.0%
Takeda Ventures, Inc.	U.S.	100.0%
Baxalta US Inc.	U.S.	100.0%
Shire Human Genetic Therapies, Inc.	U.S.	100.0%

Company name	Country	Ownership of Voting Rights (%)
BioLife Plasma Services LP	U.S.	100.0%
Takeda Manufacturing U.S.A., Inc.	U.S.	100.0%
Takeda U.S. Financing, Inc.	U.S.	100.0%
Other 113 subsidiaries

Associates accounted for using the equity method: 10 associates as of March 31, 2026